Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2026
Contingent liabilities and commitments
Contingent liabilities and commitments

14. Contingent liabilities and commitments

The amounts shown in the table below are intended only to provide an indication of the volume of business outstanding at 30 June 2026. Although NatWest Group is exposed to credit risk in the event of a customer’s failure to meet its obligations, the amounts shown do not, and are not intended to, provide any indication of NatWest Group’s expectation of future losses.

	30 June	31 December
	2026	2025
	£m	£m
Contingent liabilities and commitments
Guarantees	2,790	2,810
Other contingent liabilities	1,559	1,548
Standby facilities, credit lines and other commitments	147,827	142,765
Total	152,176	147,123

Commitments and contingent obligations are subject to NatWest Group’s normal credit approval processes.